Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table for PEO(1)($)	Compensation Actually Paid to PEO(2)($)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4)($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5) ($))	Net Income(6) ($ in thousands)
2025	394,100	394,100	500,000	500,000	0.05	(19,388)
2024	350,000	349,643	-	-	5.29	(22,579)
2023	356,237	225,000	220,663	197,500	18.58	(7,096)

Named Executive Officers, Footnote [Text Block]

(1)	The dollar amounts reported in this column are the amounts of total compensation reported for Paul V. Goode as Chief Executive Officer for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation - Summary Compensation Table.”

PEO Total Compensation Amount		$ 394,100	$ 350,000	$ 356,237
PEO Actually Paid Compensation Amount		$ 394,100	349,643	225,000
Adjustment To PEO Compensation, Footnote [Text Block]

Description of Amount	2025	2024	2023
Summary Compensation Table - Total Compensation	$394,100	$350,000	$356,237
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$-	$(160,036)	$(131,237)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year*	$-	$159,679	$-
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For	$-	-	-
Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$-	$-	$-
Compensation Actually Paid	$394,100	$349,643	$225,000

*	The valuation assumptions used to calculate fair value for the year ended December 31, 2024 did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount		$ 500,000		220,663
Non-PEO NEO Average Compensation Actually Paid Amount		$ 500,000		197,500
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Description of Amount	2025	2024	2023
Summary Compensation Table - Total Compensation	$500,000	-		$220,663
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$-	-		$(23,163)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$-	-	$
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For	$-	-
Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$-	-		$-
Compensation Actually Paid	$500,000	-		$197,500

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

We do utilize several performance measures to align executive compensation with our performance, but those tend not to be financial performance measures, such as TSR. For example, as described in more detail above in the section “Executive Compensation,” part of the compensation our named executive officers are eligible to receive consists of equity compensation which is designed to provide appropriate incentives to our executives to achieve defined annual corporate goals and to reward our executives for individual achievement towards these goals. Additionally, we view stock options, which are a part of our executive compensation program, as related to company performance although not directly tied to TSR, because they provide value only if the market price of our common stock increases, and if the executive officer continues in our employment over the vesting period. These stock option awards align our executive officers’ interests with those of our stockholders by providing a continuing financial incentive to maximize long-term value for our stockholders and by encouraging our executive officers to continue in our employment for the long-term.

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing of our company under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

We had net income (loss) of $(19,388), $(22,579) and $(7,096) in 2025, 2024 and 2023, respectively. However, our company has not historically looked to net income (loss) as a performance measure for our executive compensation program. From 2023 to 2025, our net loss increased, and the compensation actually paid for both our PEO and non-PEO named executive officers increased between 2023 and 2025.

Total Shareholder Return Amount		$ 0.05	5.29	18.58
Net Income (Loss) Attributable to Parent		$ (19,388,000)	(22,579,000)	(7,096,000)
PEO Name		Paul V. Goode
PEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(160,036)	(131,237)
PEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]		159,679
PEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(23,163)
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	The valuation assumptions used to calculate fair value for the year ended December 31, 2024 did not materially differ from those disclosed at the time of grant.